Vanguard Total International Stock Index Fund Investment Strategy - Admiral Prospectus [Member] - Vanguard Total International Stock Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index (the “Target Index”), a float-adjusted, market capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund uses the replication method of indexing, meaning that the Fund generally holds the same stocks as those in its Target Index and in approximately the same proportions.